Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-based compensation [Abstract]
Share-based compensation
18.	Share-based compensation

Through the year ended December 31, 2017, the Company has issued equity-based instruments under four different plans that existed in 2017 as outlined in the table below.

The Company’s 2016 Share Option and Incentive Plan (“Plan”) was approved by the shareholders at the Ordinary Shareholder’s meeting in November 2016. The 2016 Plan authorizes the grant of incentive and non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, performance share awards, performance-based awards to covered employees and dividend equivalent rights.

The following table summarizes equity settled share option grants since inception under each plan:

PLAN	Number of options awarded (since inception)	Vesting conditions	Contractual life of options
Share option plan A	362,750	At grant	15.5 years
Share option plan B	819,000	At grant	10.5 years
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 Share Option and Incentive Plan:
Executives and Directors	257,916	4 years’ service from the date of grant, quarterly	10 years
Employees	18,850	4 years’ service from the date of grant, annually	10 years

The number and weighted average exercise prices (in CHF) of options under the share option programs for Plans A, B, C1 and 2016 are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at January 1, 2015	4,006,500	0.21668	4.5
Forfeited during the year	(23,250)	0.14548	-
Cancelled during the year	(15,250)	0.14548	-
Exercised during the year	(594,250)	0.14548	-
Granted during the year	223,250	0.14548	-
Outstanding at December 31, 2015	3,597,000	0.14548	3.6
Exercisable at December 31, 2015	3,032,500	0.14548	3.4
Outstanding at January 1, 2016	3,597,000	0.14548	3.6
Forfeited during the year	(106,000)	0.14548	-
Cancelled during the year	(19,250)	0.14548	-
Exercised during the year	(2,069,100)	0.14548	-
Granted during the year	285,250	0.14548	-
Outstanding at December 31, 2016	1,687,900	0.14548	5.6
Exercisable at December 31, 2016	1,284,525	0.14548	6.5
Outstanding at January 1, 2017	1,687,900	0.14548	5.6
Forfeited during the year	(1,750)	0.14548	-
Cancelled during the year	(31,250)	0.14548	-
Exercised during the year	(571,775)	0.14548	-
Granted during the year	276,766	9.70	-
Outstanding at December 31, 2017	1,359,891	2.09	5.8
Exercisable at December 31, 2017	900,474	0.39	4.3

The weighted average exercise price for options granted in 2017, 2016 and 2015 is CHF 9.70, CHF .14548 and CHF .14548, respectively. The range of exercise prices for outstanding options was CHF 0.14548 to CHF 12.00 as of December 31, 2017 and 0.14548 as of December 31, 2016 and 2015.

The weighted average fair values of the options granted in 2017, 2016 and 2015 are CHF 7.29, CHF 5.85, and CHF 1.77, respectively. These fair values of options granted have been determined using the Black-Scholes option pricing model and an exercise price ranging from CHF 9.53 to CHF 12.00 in 2017 (2016 and 2015: CHF 0.14548), a weighted average share price of CHF 8.77 (2016: CHF 5.96 and 2015: CHF 1.91), a risk-free interest rate of 0% (2016 and 2015: 0%) and a volatility of 80% (2016: 80% and 2015: 50%) with an expected duration of 6 years (2016 and 2015: 6 years). All options expire 10 years from the grant date unless otherwise noted.

Prior to the IPO, the exercise price was set by the Board of Directors. The volatility is based on the historical trend of an appropriate sample of companies operating in the biotech and pharmaceutical industry. The risk-free interest rate is based on the CHF swap rate for the expected life of the option. The weighted average share price of common share options exercised in 2017 is CHF 10.53 (2016: CHF 6.22 and 2015: CHF 1.91).

The expense charged against the income statement for the financial year 2017 amounts to CHF 1,579 thousand (2016: CHF 1,317 thousand and 2015: 540 thousand). The expense is revised by the Company based on the number of instruments that are expected to become exercisable. The 2016 expense also reflects a share based option award that was modified in 2016 to amend the option grant’s contractual life and the issuance of a replacement award. An incremental fair value of CHF 238 thousand was immediately recognized in 2016 as a result of the modification of the share options contractual life. Additionally, in connection with former CFO departure in the fourth quarter of 2016, the former Chief Financial Officer forfeited his initial 2016 grant (included in the aggregate 2016 total of 98,500), and in its place was awarded 49,250 options, which has been accounted for as a new award granted on the date of forfeiture of the original award. The fourth quarter 2016 grant date fair value of the replacement award was CHF 674 thousand. The fair value of the modified award was measured using the Black-Scholes option pricing model with similar assumptions to the 2016 option, except for a currently quoted common share price as of the date of the modification.

The following table summarizes non-vested share awards (restricted share and restricted share units) during the year ended December 31, 2017 (no such awards were granted in 2016 and 2015, respectively):

Grantee Type	Number of non-vested share awards granted	Vesting conditions	Contractual life of non-vested share awards
Restricted Share Units
Directors	29,375	1 year service from date of grant, annually	10 years
Executives	95,957	4 years’ service from the date of grant, quarterly	10 years
Restricted Share Awards	4,023	2.75 years’ service from date of grant, quarterly	10 years

	Number of non-vested shares	Weighted average grant date fair value
Non-vested at January 1, 2017	-	-
Forfeited during the year	-	-
Cancelled during the year	-	-
Exercised during the year	-	-
Granted during the year	129,355	9.62
Non-vested at December 31, 2017	122,014	9.59
Vested at December 31, 2017	7,341	10.06

  The weighted average grant date fair value of the restricted share awards granted (restricted shares and restricted share units) in 2017 was CHF 9.62. No RSAs or RSUs were granted in 2016 and 2015. The weighted average grant date fair values of the non-vested share awards granted (restricted shares and restricted share units) in 2017, 2016 and 2015 are CHF 9.59, 0 and 0, respectively. These fair values of non-vested share awards granted have been determined using a reasonable estimate of market value of the common stock on the date of the award.